United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Quarter ended 03/31/14

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
March 31, 2014 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—82.8%[1]
9,649		Emerging Markets Fixed Income Core Fund	$331,390
789,180		Federated Clover Small Value Fund, Institutional Shares	21,292,076
2,790,427		Federated Equity Income Fund, Inc., Institutional Shares	67,277,187
594,423		Federated InterContinental Fund, Institutional Shares	31,480,648
786,799		Federated Intermediate Corporate Bond Fund, Institutional Shares	7,529,670
409,869		Federated Mortgage Core Portfolio	4,012,621
1,614,360		Federated Project and Trade Finance Core Fund	15,562,430
3,929,558		Federated Prudent Bear Fund, Institutional Shares	10,256,148
153,523		Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	1,696,429
266,252		High Yield Bond Portfolio	1,783,891
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $156,698,494)	161,222,490
		CORPORATE BONDS—0.3%
$25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	25,661
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	60,244
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,018
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,114
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	52,125
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	41,715
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	50,803
15,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	15,253
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	24,937
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	49,554
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,519
30,000		Time Warner Cable, Inc., Company Guarantee, 5.000%, 02/01/2020	32,816
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	137,067
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	24,994
		TOTAL CORPORATE BONDS (IDENTIFIED COST $562,897)	582,820
		EXCHANGE-TRADED FUND—2.0%
147,529	[4]	PowerShares DB Commodity Index Tracking Fund (IDENTIFIED COST $4,137,916)	3,854,933
		U.S. TREASURY—5.1%
$9,888,578		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024 (IDENTIFIED COST $9,880,613)	9,919,479
		REPURCHASE AGREEMENT—9.8%
19,123,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087. (AT COST)	19,123,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $190,402,920)[5]	194,702,722
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	37,509
		TOTAL NET ASSETS—100%	$194,740,231
1

At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[4]United States Ultra Bond Long Futures	6	$866,813	June 2014	$22,299
[4]United States Treasury Notes 5-Year Short Futures	10	$1,189,531	June 2014	$5,681
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$27,980
The average notional value of long and short futures contracts held by the Fund throughout the period was $852,188 and $898,594, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period. Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, this restricted security amounted to $52,125, which represented 0.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, this liquid restricted security amounted to $52,125, which represented 0.0% of total net assets.
4	Non-income-producing security.
5	At March 31, 2014, the cost of investments for federal tax purposes was $190,405,193. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $4,297,529. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,358,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,061,442.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser') and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$145,660,060	$15,562,430	$—	$161,222,490
Debt Securities:
Corporate Bonds	—	582,820	—	582,820
U.S. Treasury	—	9,919,479	—	9,919,479
Exchange-Traded Fund	3,854,933	—	—	3,854,933
Repurchase Agreement	—	19,123,000	—	19,123,000
TOTAL SECURITIES	$149,514,993	$45,187,729	$—	$194,702,722
OTHER FINANCIAL INSTRUMENTS[2]	$27,980	$—	$—	$27,980
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
3
Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—29.0%
	Consumer Discretionary—2.1%
24,220	Corus Entertainment, Inc., Class B	$534,790
59,495	Gannett Co., Inc.	1,642,062
38,900	Garmin Ltd.	2,149,614
26,458	L Brands, Inc.	1,502,020
148,476	Regal Entertainment Group	2,773,532
49,450	Six Flags Entertainment Corp.	1,985,417
	TOTAL	10,587,435
	Consumer Staples—2.2%
83,801	Altria Group, Inc.	3,136,672
11,630	Imperial Tobacco Group PLC	469,795
44,405	Lorillard, Inc.	2,401,422
36,213	Philip Morris International, Inc.	2,964,758
36,465	Reynolds American, Inc.	1,947,960
	TOTAL	10,920,607
	Energy—7.1%
30,943	ARC Resources Ltd.	852,297
77,980	BP PLC, ADR	3,750,838
47,565	Baytex Energy Corp.	1,958,534
69,947	Bonavista Energy Corp.	1,023,105
37,010	ConocoPhillips	2,603,653
73,610	Crescent Point Energy Corp.	2,686,715
34,910	ENI SpA, ADR	1,751,435
19,013	HollyFrontier Corp.	904,639
22,950	Kinder Morgan, Inc.	745,646
419,107	Pengrowth Energy Corp.	2,536,251
60,575	Royal Dutch Shell PLC	4,425,609
154,700	Ship Finance International Ltd.	2,779,959
96,413	Total SA, ADR	6,324,693
27,555	Transocean Ltd.	1,139,124
28,166	Vermilion Energy, Inc.	1,759,260
	TOTAL	35,241,758
	Financials—4.0%
98,220	Ares Capital Corp.	1,730,637
44,788	Bank of Montreal	3,001,244
131,007	Hospitality Properties Trust	3,762,521
32,515	Mercury General Corp.	1,465,776
156,900	Old Republic International Corp.	2,573,160
72,369	Progressive Corp. Ohio	1,752,777
31,096	Royal Bank of Canada, Montreal	2,052,025
112,165	Sun Life Financial Services of Canada	3,884,274
	TOTAL	20,222,414
	Health Care—4.2%
9,595	AbbVie, Inc.	493,183
60,712	AstraZeneca Group PLC, ADR	3,938,995
55,246	GlaxoSmithKline PLC, ADR	2,951,794
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
42,900		Lilly (Eli) & Co.	$2,525,094
63,089		Merck & Co., Inc.	3,581,562
164,094		Pfizer, Inc.	5,270,699
39,869		Sanofi ADR	2,084,351
		TOTAL	20,845,678
		Industrials—2.6%
25,895		BAE Systems PLC, ADR	725,837
37,050		Deluxe Corp.	1,944,013
109,993		Donnelley (R.R.) & Sons Co.	1,968,875
29,005		General Electric Co.	750,939
22,405		Lockheed Martin Corp.	3,657,392
41,235		Pitney Bowes, Inc.	1,071,698
20,351		Siemens AG, ADR	2,750,438
		TOTAL	12,869,192
		Information Technology—2.3%
31,249		CA, Inc.	967,782
47,113		Cisco Systems, Inc.	1,055,802
102,230		Intel Corp.	2,638,556
14,992		KLA-Tencor Corp.	1,036,547
11,660		Lexmark International, Inc.	539,741
52,913		Microsoft Corp.	2,168,904
39,901		Seagate Technology	2,240,840
49,413		Symantec Corp.	986,778
		TOTAL	11,634,950
		Materials—1.1%
19,321		International Paper Co.	886,448
26,787		LyondellBasell Industries NV - Class - A	2,382,436
50,278		Rexam PLC ADR	2,055,867
		TOTAL	5,324,751
		Telecommunication Services—1.9%
62,537		AT&T, Inc.	2,193,173
36,330		BCE, Inc.	1,567,276
62,750		CenturyLink, Inc.	2,060,710
210,495		Frontier Communications Corp.	1,199,821
55,833		Verizon Communications	2,655,976
		TOTAL	9,676,956
		Utilities—1.5%
37,760		Ameren Corp.	1,555,712
56,017		National Grid PLC, ADR	3,850,609
129,499		Northland Power, Inc.	2,038,247
		TOTAL	7,444,568
		TOTAL COMMON STOCKS (IDENTIFIED COST $124,042,804)	144,768,309
		PREFERRED STOCKS—11.0%
		Consumer Discretionary—2.9%
107,395	[1,2]	ANF, Issued by Royal Bank of Canada, ELN, 17.83%, 5/21/2014	3,695,462
85,374	[1,2]	BBY, Issued by Bank of America Corp., ELN, 0.00%, 5/23/2014	2,354,188
37,255	[1,2]	GME, Issued By JPMorgan Chase & Co, ELN, 20.00%, 6/24/2014	1,584,083
46,789		Goodyear Tire & Rubber Co, Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	3,387,992
2

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Consumer Discretionary—continued
23,679	[1,2]	WHR, Issued by JPMorgan Chase & Co., ELN, 13.05%, 6/20/2014	$3,602,049
		TOTAL	14,623,774
		Energy—0.6%
58,313	[1,2]	TSO, Issued by Royal Bank of Canada, ELN, 17.50%, 5/21/2014	3,037,524
		Financials—1.6%
750		Bank of America, Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	858,158
84,809		Metlife, Inc., Conv. Pfd., 5.00%, 10/08/2014, Annual Dividend $1.25	2,612,117
18,300		New York Community Cap Trust V, Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	891,484
3,100		Wells Fargo Co, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	3,636,300
		TOTAL	7,998,059
		Industrials—2.1%
51,900		Continental Finance Trust, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	2,603,756
27,164		Stanley Black & Decker, I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $5.14	2,932,082
77,136		United Technologies Corp, Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	5,134,943
		TOTAL	10,670,781
		Information Technology—0.8%
6,862		AAPL, Issued by Barclays Bank PLC, ELN, 9.18%, 11/25/2014	3,715,567
		Materials—0.5%
103,005		ArcelorMittal, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	2,470,060
		Utilities—2.5%
67,765		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,462,791
49,275		Dominion Resources, Inc.,, Conv. Pfd., Series B, 6.00%, 7/1/2016, Annual Dividend $3.00	2,846,617
45,000		NextEra Energy, Inc., Con, Conv. Pfd., 5.889%, 9/1/2015, Annual Dividend $2.94	2,759,850
58,700		PPL Corp., Conv. Pfd., 8.75%, 5/01/2014, Annual Dividend $4.38	3,210,890
		TOTAL	12,280,148
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $52,544,806)	54,795,913
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
$1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $1,061,233)	1,000,722
		ADJUSTABLE RATE MORTGAGE—0.0%
21,218		Federal National Mortgage Association, 5.790%, 9/1/2037 (IDENTIFIED COST $21,371)	22,298
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	226,609
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	974,252
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	373,803
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	612,041
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	58,988
1,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 3.971%, 6/10/2046	1,043,483
1,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A A4, 4.537%, 7/10/2044	1,089,123
675,618		Federal National Mortgage Association REMIC 2006-117 GF, 0.506%, 12/25/2036	674,908
600,867		Federal National Mortgage Association REMIC 2012-1 F, 0.604%, 2/25/2042	602,409
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	544,727
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	663,819
1,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 2/15/2046	1,099,150
460,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.084%, 12/12/2049	519,868
3

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	$581,557
1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	1,027,074
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,060,837)	9,865,202
		CORPORATE BONDS—16.1%
		Aerospace/Defense—0.1%
400,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	416,000
		Automotive—0.4%
200,000		Hyundai Capital Services, Inc., Series REGS, 3.500%, 09/13/2017	209,470
900,000	[1,2]	Metalsa, Series 144A, 4.900%, 4/24/2023	837,000
700,000	[1,2]	NEMAK SA, Series 144A, 5.500%, 2/28/2023	713,125
		TOTAL	1,759,595
		Banking—2.1%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	302,280
325,000		Banco Btg Pactual/Cayman, Series REGS, 5.750%, 09/28/2022	305,094
675,000	[1,2]	Banco Davivienda SA, Series 144A, 2.950%, 01/29/2018	666,563
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	118,250
400,000		Banco Do Brasil SA, 3.875%, 10/10/2022	373,000
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	524,375
400,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	378,500
350,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	355,687
550,000		Caixa Economica Federal, Series REGS, 2.375%, 11/06/2017	532,125
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	267,117
400,000		Korea Development Bank, Sr. Unsecd. Note, 3.500%, 08/22/2017	424,370
630,000	[1,2]	RSHB Capital SA, Series 144A, 5.100%, 07/25/2018	620,550
200,000		SBERBANK, Series REGS, 5.125%, 10/29/2022	187,500
400,000	[1,2]	Sberbank of Russia, Series 144A, 5.125%, 10/29/2022	375,000
300,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 09/13/2022	288,000
200,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.500%, 04/21/2019	202,500
200,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.000%, 10/31/2018	198,240
800,000		VTB Bank OJSC, Series REGS, 6.000%, 04/12/2017	826,000
2,480,000	[1,2]	VTB Capital SA, Series 144A, 6.950%, 10/17/2022	2,480,025
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	194,760
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	400,000
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	205,250
200,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	199,000
		TOTAL	10,424,186
		Beverage & Tobacco—0.1%
450,000		Ajecorp BV, Series REGS, 6.500%, 05/14/2022	439,875
300,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 04/12/2023	281,625
		TOTAL	721,500
		Brewing—0.0%
250,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii A.S., Series 144A, 3.375%, 11/01/2022	208,625
		Broadcast Radio & TV—0.3%
125,000		Grupo Televisa S.A., 6.625%, 03/18/2025	146,176
680,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	901,114
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	231,090
400,000		TV Azteca SA de CV, Series REGS, 7.500%, 05/25/2018	423,500
		TOTAL	1,701,880
4

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Building & Development—0.1%
$400,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	$405,000
200,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 06/26/2022	200,000
		TOTAL	605,000
		Building Materials—0.3%
775,000		Cemex S.A. de C.V., Series REGS, 5.247%, 09/30/2015	804,256
250,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	261,875
250,000		West China Cement Ltd., Series REGS, 7.500%, 01/25/2016	256,563
		TOTAL	1,322,694
		Cable & Wireless Television—0.0%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	163,500
		Chemicals—0.2%
1,096,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	944,615
		Chemicals & Plastics—0.2%
400,000		ALPEK SA DE CV, Series REGS, 4.500%, 11/20/2022	395,000
200,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 04/15/2021	200,750
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	200,750
		TOTAL	796,500
		Communications - Media & Cable—0.3%
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,569,541
		Communications - Telecom Wirelines—0.2%
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	854,935
		Communications Equipment—0.2%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	957,537
		Conglomerates—0.1%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 5/29/2049	432,000
		Consumer Non-Cyclical - Tobacco—0.2%
680,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	782,773
		Consumer Products—0.1%
180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	165,928
350,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 05/10/2043	306,966
		TOTAL	472,894
		Farming & Agriculture—0.0%
200,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 05/24/2023	186,000
		Finance—0.1%
210,000		Grupo Aval Ltd., Series REGS, 5.250%, 02/01/2017	222,600
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	316,125
		TOTAL	538,725
		Financial Institution - Banking—1.0%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	165,804
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,787,445
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	806,289
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	859,787
400,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	399,454
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	534,917
475,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	471,137
		TOTAL	5,024,833
		Financial Institution - Brokerage—0.2%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	407,272
500,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	525,442
5

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$200,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 5/21/2019	$221,210
		TOTAL	1,153,924
		Financial Institution - Finance Noncaptive—0.0%
100,000		HSBC Finance Capital Trus, Note, 5.911%, 11/30/2035	104,375
		Financial Institution - Insurance - P&C—0.1%
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	744,277
		Financial Intermediaries—0.3%
400,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	416,000
150,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	147,563
350,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	344,312
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	221,121
300,000	[1,2]	Trust F/1401, Series 144A, 5.250%, 12/15/2024	300,000
		TOTAL	1,428,996
		Food Products—0.4%
200,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.950%, 05/22/2023	179,000
200,000		BRF-Brasil Foods SA, Series REGS, 3.950%, 05/22/2023	179,000
170,000		Gruma Sab De CV, Series REGS, 7.750%, 12/29/2049	174,250
520,000	[1,2]	Grupo Bimbo SAB De CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	536,016
450,000	[1,2]	JBS Investments GmbH, Series 144A, 7.750%, 10/28/2020	476,437
250,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.750%, 01/31/2023	256,625
		TOTAL	1,801,328
		Government Agency—0.2%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	535,625
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	564,349
		TOTAL	1,099,974
		Marine—0.0%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	124,459
		Metals & Mining—1.0%
600,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	639,000
611,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	570,697
930,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	1,029,045
500,000		CSN Resources SA, Series REGS, 6.500%, 07/21/2020	512,500
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	187,388
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	187,389
200,000	[1,2]	Fresnillo PLC, Series 144A, 5.500%, 11/13/2023	202,000
400,000		Nord Gold NV, Series REGS, 6.375%, 05/07/2018	373,000
700,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 04/29/2020	656,250
200,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.750%, 10/24/2023	201,750
610,000		Vale Overseas Ltd., 6.875%, 11/21/2036	652,991
		TOTAL	5,212,010
		Mortgage Banks—0.1%
300,000	[1,2]	Credito Real, SA De CV, Series 144A, 7.500%, 03/13/2019	312,000
		Oil & Gas—4.1%
400,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/09/2020	410,000
300,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.000%, 05/04/2020	262,500
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	318,119
500,000		Gaz Capital SA, Series REGS, 8.625%, 04/28/2034	572,500
900,000	[1,2]	Gazprom Neft, Series 144A, 6.000%, 11/27/2023	885,375
200,000		Gazprom Via Gaz Capital SA, Series REGS, 4.950%, 05/23/2016	206,750
6

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$1,365,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 08/16/2037	$1,412,775
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	286,250
250,000	[1,2]	Gazprom, Series 144A, 4.950%, 07/19/2022	235,625
400,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.000%, 11/15/2020	443,500
200,000		KazMunaiGaz Finance Sub B.V., Company Guarantee, Series REGS, 11.750%, 01/23/2015	215,000
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	547,500
200,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.400%, 04/30/2023	189,000
225,000		Mie Holdings Corp., Series EMTN, 6.875%, 02/06/2018	220,500
180,000		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	187,650
3,225,000		PDVSA, Company Guarantee, 5.375%, 4/12/2027	1,725,375
200,000	[1,2]	PTT Public Co. Ltd., Series 144A, 4.500%, 10/25/2042	164,778
800,000		PTTEP Canada Internation, Series REGS, 5.692%, 04/05/2021	881,762
300,000	[1,2]	Pacific Rubiales, Series 144A, 5.125%, 03/28/2023	293,250
500,000	[1,2]	Pacific Rubiales, Series 144A, 5.375%, 01/26/2019	520,000
150,000		Pacific Rubiales, Series REGS, 7.250%, 12/12/2021	165,375
200,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	220,500
351,000		Pertamina PT, Note, Series REGS, 5.250%, 05/23/2021	353,633
290,000	[1,2]	Pertamina PT, Series 144A, 4.300%, 05/20/2023	262,813
1,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	1,284,700
825,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	945,342
500,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	508,212
1,225,000		Petroleos de Venezuela, S.A., Series 2015, 5.000%, 10/28/2015	1,059,625
103,000		Petroleos Mexicanos, 3.500%, 7/18/2018	107,120
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	165,000
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	219,500
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	183,750
140,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.256%, 07/18/2018	146,300
450,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.875%, 01/18/2024	465,750
1,050,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.375%, 01/23/2045	1,135,312
70,833		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.000%, 05/08/2022	76,411
600,000	[1,2]	Petroliam Nasional Berhd, Series 144A, 7.750%, 08/15/2015	656,533
500,000	[1,2]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	507,500
408,720		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.250%, 07/30/2018	424,251
500,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	458,750
300,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 2.500%, 10/17/2018	299,791
235,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 4.375%, 10/17/2023	237,674
200,000		State Oil Co of The Azer, Sr. Unsecd. Note, 5.450%, 02/09/2017	211,500
300,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 01/23/2043	260,384
300,000	[1,2]	Transport de Gas Peru, Series 144A, 4.250%, 04/30/2028	274,500
		TOTAL	20,608,435
		Paper Products—0.3%
1,395,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.750%, 03/03/2021	1,548,450
		Real Estate—0.2%
600,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 02/23/2018	651,750
200,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	223,020
		TOTAL	874,770
		Sovereign—0.3%
400,000	[1,2]	Georgia, Government of, Series 144A, 7.750%, 7/05/2017	422,792
7

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Sovereign—continued
$700,000	[1,2]	Qatar, Government of, Series 144A, 6.400%, 01/20/2040	$831,320
		TOTAL	1,254,112
		State/Provincial—0.3%
1,510,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 02/15/2028	1,468,475
		Technology Services—0.1%
400,000	[1,2]	Samsung Electron America, Series 144A, 1.750%, 04/10/2017	401,113
		Telecommunications & Cellular—0.9%
400,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	382,700
200,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.234%, 09/12/2016	202,351
450,000	[1,2]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	461,250
200,000		MTS International Funding Ltd., Series REGS, 8.625%, 06/22/2020	229,000
300,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 06/22/2020	343,500
500,000		Oi S.A., Series REGS, 5.750%, 02/10/2022	483,750
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	209,520
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	376,500
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.875%, 01/31/2028	365,000
200,000		Qtel International Finance Ltd., Series REGS, 3.375%, 10/14/2016	210,468
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	409,440
900,000	[1,2]	Vimpelcom, Series 144A, 5.950%, 02/13/2023	832,500
		TOTAL	4,505,979
		Transportation—0.2%
300,000	[1,2]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	325,950
500,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/01/2018	527,500
		TOTAL	853,450
		Utilities—1.1%
200,000	[1,2]	AES Gener SA, Series 14, Series 144A, 8.375%, 12/18/2073	212,500
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 01/12/2023	197,250
300,000		Abu Dhabi National Energy Co. PJSC, Series REGS, 2.500%, 01/12/2018	305,685
650,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	643,500
670,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	810,700
200,000		Dubai Electricity & Water, Sr. Unsecd. Note, Series REGS, 7.375%, 10/21/2020	242,000
700,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	752,500
200,000		Hrvatska Electroprivreda, Series REGS, 6.000%, 11/09/2017	209,000
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	549,412
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 02/10/2017	273,250
200,000	[1,2]	Listrindo Capital BV, Series 144A, 6.950%, 02/21/2019	212,000
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	530,150
250,000		National Power Corp., Series REGS, 6.875%, 11/02/2016	283,438
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	189,195
250,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.250%, 05/27/2019	300,625
		TOTAL	5,711,205
		Utility - Electric—0.3%
675,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	680,656
800,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	838,576
		TOTAL	1,519,232
		TOTAL CORPORATE BONDS (IDENTIFIED COST $79,339,747)	80,609,897
8

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—5.1%
		Banking—0.2%
$1,000,000		African Export-Import Bank, Series EMTN, 5.750%, 07/27/2016	$1,067,328
		Sovereign—4.9%
2,100,000		Argentina, Government of, Note, Series $GDP, 0.000%, 12/15/2035	139,650
1,050,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	1,022,700
1,800,000		Argentina, Government of, Unsub., Series NY, 2.500%, 12/31/2038	756,000
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	310,500
400,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/01/2023	435,000
1,850,000		Brazil, Government of, 4.250%, 01/07/2025	1,789,875
1,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/07/2041	1,013,000
200,000		Central Bank of Nigeria, Note, Series REGS, 6.750%, 01/28/2021	213,500
200,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 07/12/2018	204,300
250,000		Chile, Government of, 3.625%, 10/30/2042	206,875
300,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	312,000
200,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 04/27/2017	214,750
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	248,125
500,000		Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	465,000
135,000		Egypt, Government of, Note, Series REGS, 5.750%, 04/29/2020	138,375
200,000	[1,2]	Gabonese Republic, Series 144A, 6.375%, 12/12/2024	211,500
156,000		Hungary, Government of, 4.125%, 02/19/2018	158,340
350,000		Hungary, Government of, 5.750%, 11/22/2023	361,375
356,000		Hungary, Government of, 6.375%, 3/29/2021	389,375
155,000		Hungary, Government of, Unsecd. Note, 6.250%, 01/29/2020	169,144
905,000		Iceland, Government of, Series REGS, 4.875%, 06/16/2016	953,644
480,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	428,400
1,200,000		Indonesia, Government of, Series REGS, 4.625%, 04/15/2043	1,005,000
300,000		Indonesia, Government of, Series REGS, 4.875%, 5/05/2021	307,500
800,000		Indonesia, Government of, Series REGS, 5.875%, 03/13/2020	874,000
300,000	[1,2]	Kingdom of Morocco, Series 144A, 4.250%, 12/11/2022	291,000
400,000		Kingdom of Morocco, Series REGS, 4.250%, 12/11/2022	388,000
630,000		Mexico, Government of, Sr. Unsecd. Note, Series EMTN, 5.95%, 3/19/2019	732,375
200,000	[1,2]	Mongolia International B, Series 144A, 4.125%, 1/05/2018	180,000
450,000		Peru, Government of, Bond, 7.350%, 07/21/2025	578,813
600,000		Philippines, Government of, 6.375%, 1/15/2032	732,000
600,000		Poland, Government of, Sr. Unsecd. Note, 6.375%, 07/15/2019	703,950
200,000		Qatar, Government of, Series REGS, 3.125%, 1/20/2017	211,100
90,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	90,900
60,000	[1,2]	Romania, Government of, Series 144A, 6.125%, 01/22/2044	63,330
911,320		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	1,036,626
200,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	224,020
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	104,750
1,835,000		Turkey, Government of, 5.750%, 03/22/2024	1,898,307
1,700,000		Turkey, Government of, 7.000%, 9/26/2016	1,865,410
500,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	521,500
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	172,050
500,000		United Mexican States, Note, 5.125%, 01/15/2020	556,250
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 3/15/2022	1,001,000
75,000		Uruguay, Government of, 7.625%, 3/21/2036	96,000
275,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	348,563
9

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Zambia, Government of, Series REGS, 5.375%, 9/20/2022	$170,750
		TOTAL	24,294,622
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,000,010)	25,361,950
		MORTGAGE-BACKED SECURITIES—4.3%
		Federal Home Loan Mortgage Corporation—3.9%
754,150		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	758,569
734,813		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	739,234
738,664		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/1/2043	742,992
7,628,848		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 1/1/2044	7,921,189
3,257,958		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 1/1/2044	3,382,804
24,060		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	25,670
1,451,336		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 7/1/2043	1,506,951
970,005		Federal Home Loan Mortgage Corp. Pool Q20332, 3.500%, 30 Year, 7/1/2043	975,841
739,079		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 9/1/2043	767,401
2,448,225		Federal Home Loan Mortgage Corp. Pool Q23309, 4.000%, 30 Year, 12/1/2043	2,542,042
		TOTAL	19,362,693
		Government National Mortgage Association—0.0%
17,618		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	20,540
9,606		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	11,241
24,371		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	27,851
35,026		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	40,054
		TOTAL	99,686
		Federal National Mortgage Association—0.4%
85,307		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 7/1/2042	85,911
616,314		Federal National Mortgage Association Pool AO9674, 3.500%, 30 Year, 7/1/2042	620,671
1,038,211		Federal National Mortgage Association Pool AP0456, 2.500%, 15 Year, 7/1/2027	1,040,689
455,851		Federal National Mortgage Association Pool AQ2962, 2.500%, 15 Year, 12/1/2027	456,654
		TOTAL	2,203,925
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,815,515)	21,666,304
		U.S. TREASURY—3.4%
6,300,000	[3,4]	United States Treasury Bill, 0.040%, 4/17/2014	6,299,915
4,850,000	[3,4]	United States Treasury Bill, 0.020%—0.085%, 5/8/2014	4,849,850
1,350,000	[3,4]	United States Treasury Bill, 0.046%, 5/22/2014	1,349,957
4,000,000	[3,4]	United States Treasury Bill, 0.040%, 5/29/2014	3,999,854
622,638	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	641,092
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,182,801)	17,140,668
		INVESTMENT COMPANY—22.0%
15,871,102	[5]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $107,452,523)	109,669,312
		REPURCHASE AGREEMENT—5.5%
27,349,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087. (AT COST)	27,349,000
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $466,095,619)[6]	492,476,184
		OTHER ASSETS AND LIABILITIES - NET—1.4%[7]	7,024,191
		TOTAL NET ASSETS—100%	$499,500,375
10

At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8S&P 500 Long Futures	480	$223,752,000	June 2014	$(661,560)
[8]United States Treasury Long Bond Short Futures	58	$7,726,688	June 2014	$(109,334)
[8]United States Treasury Note 5-Year Short Futures	172	$20,459,938	June 2014	$101,222
[8]United States Treasury Note 10-Year Short Futures	283	$34,950,500	June 2014	$134,848
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(534,824)
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $54,751,568, which represented 11.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $54,751,568, which represented 11.0% of total net assets.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	At March 31, 2014, the cost of investments for federal tax purposes was $466,271,999. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and (b) futures contracts was $26,204,185. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,575,996 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,371,811.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
11

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
12

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$75,102,057	$—	$—	$75,102,057
International	69,666,252	—	—	69,666,252
Preferred Stocks
Domestic	31,733,224	20,592,629	—	52,325,853
International	2,470,060	—	—	2,470,060
Debt Securities:
Adjustable Rate Mortgages	—	22,298	—	22,298
Asset-Backed Securities	—	226,609	—	226,609
Commercial Mortgage-Backed Securities	—	1,000,722	—	1,000,722
Collateralized Mortgage Obligations	—	9,865,202	—	9,865,202
Corporate Bonds	—	80,609,897	—	80,609,897
Foreign Governments/Agencies	—	25,361,950	—	25,361,950
Mortgage-Backed Securities	—	21,666,304	—	21,666,304
U.S. Treasury	—	17,140,668	—	17,140,668
Investment Company	109,669,312	—	—	109,669,312
Repurchase Agreement	—	27,349,000	—	27,349,000
TOTAL SECURITIES	$288,640,905	$203,835,279	$—	$492,476,184
OTHER FINANCIAL INSTRUMENTS*	$(534,824)	$—	$—	$(534,824)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
13
Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.8%
		Aerospace/Defense—0.9%
$700,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$723,625
200,000		TransDigm, Inc., 5.50%, 10/15/2020	204,500
500,000		TransDigm, Inc., 7.50%, 7/15/2021	556,250
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,239,125
		TOTAL	2,723,500
		Automotive—4.6%
925,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	1,003,625
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	540,625
275,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	294,250
250,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 5.125%, 2/15/2019	261,563
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	952,656
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	551,000
550,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	624,937
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	446,254
325,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	248,625
550,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	600,875
775,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	823,437
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	261,563
1,025,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,168,500
825,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	808,500
400,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	411,000
700,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	748,125
300,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	342,000
825,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	925,031
875,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	941,719
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	496,125
400,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	426,000
200,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	215,750
1,525,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,486,875
		TOTAL	14,579,035
		Building Materials—3.5%
450,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	475,875
575,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	596,563
450,000		Anixter International, Inc., 5.625%, 5/1/2019	481,500
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	217,500
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	324,750
575,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	621,000
950,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,037,875
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	887,000
400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	441,000
1,400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,571,500
775,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	785,656
725,000	[1,2]	RSI Home Products Incoporated, Series 144A, 6.875%, 3/1/2018	781,187
950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	1,004,625
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	719,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$675,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	$761,062
350,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	373,188
		TOTAL	11,079,531
		Chemicals—2.3%
650,000		Ashland, Inc., 4.75%, 8/15/2022	641,062
325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	321,750
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	341,859
1,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,256,375
100,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	98,500
325,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	322,562
625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	650,000
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	809,875
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	522,375
275,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	309,375
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	707,875
850,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	911,625
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	274,367
		TOTAL	7,167,600
		Construction Machinery—0.6%
175,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	180,687
175,000		United Rentals, Inc., 5.75%, 11/15/2024	176,531
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,279,375
175,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	186,375
		TOTAL	1,822,968
		Consumer Products—3.5%
1,525,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,683,219
400,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	436,500
175,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	187,688
525,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	522,375
800,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	855,000
675,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	659,812
743,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	812,656
525,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	540,094
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	253,406
975,000		ServiceMaster Co., 7.00%, 8/15/2020	1,037,156
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	276,375
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	240,313
1,000,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	1,090,000
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,222,031
575,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	599,437
350,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	350,438
250,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	271,250
		TOTAL	11,037,750
		Energy—7.3%
875,000		Antero Resources Corp., 6.00%, 12/1/2020	935,156
475,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 11/1/2021	482,422
750,000		Approach Resources, Inc., 7.00%, 6/15/2021	776,250
600,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	642,000
575,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	626,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$750,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	$815,625
325,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	343,688
825,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	911,625
875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	999,687
300,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	326,250
75,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	79,313
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	79,781
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,539,000
725,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	755,813
256,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	264,960
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	408,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	457,875
275,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	319,344
650,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	710,125
975,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	1,026,187
137,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	120,731
425,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	438,281
75,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	77,156
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	621,000
375,000	[1,2]	Linn Energy LLC, Series 144A, 7.25%, 11/1/2019	392,813
225,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	235,688
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	545,625
975,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,016,437
1,025,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,094,187
375,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	408,750
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	702,000
150,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	163,125
450,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	471,375
275,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	305,250
150,000		Range Resources Corp., 5.00%, 8/15/2022	153,750
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	305,250
275,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	268,813
600,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	643,500
275,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	292,875
550,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	602,250
325,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	364,000
325,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	347,750
275,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	273,969
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	840,875
		TOTAL	23,185,301
		Entertainment—0.9%
700,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	749,210
225,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	228,938
175,000		Cinemark USA, Inc., 5.125%, 12/15/2022	175,875
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	361,969
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	438,813
950,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	959,500
		TOTAL	2,914,305

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—4.0%
$275,000		Ally Financial, Inc., 3.50%, 7/18/2016	$283,938
200,000		Ally Financial, Inc., 4.75%, 9/10/2018	212,250
275,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	340,312
1,025,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,240,250
1,075,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,204,000
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	299,750
400,000		CIT Group, Inc., 5.00%, 5/15/2017	429,500
850,000		CIT Group, Inc., 5.25%, 3/15/2018	916,937
150,000		CIT Group, Inc., 5.375%, 5/15/2020	161,625
150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	168,563
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	577,500
750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	770,625
150,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	152,340
100,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	99,000
1,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,051,969
925,000		International Lease Finance Corp., 5.875%, 8/15/2022	981,656
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	161,720
275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	303,875
625,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	735,937
575,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	615,250
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	237,375
1,625,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,738,750
		TOTAL	12,683,122
		Food & Beverage—4.8%
1,575,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	1,671,469
425,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	421,281
250,000		Constellation Brands, Inc., 4.25%, 5/1/2023	245,000
400,000	[1,2]	Darling International, Inc., Series 144A, 5.375%, 1/15/2022	411,500
1,315,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,371,709
1,750,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	1,725,937
1,250,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,340,625
1,325,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,387,938
1,425,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	1,400,063
650,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	713,375
1,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,112,125
350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	364,438
75,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	78,000
225,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	262,125
100,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	100,875
2,350,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,545,637
		TOTAL	15,152,097
		Gaming—3.7%
625,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	671,875
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	489,375
625,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	625,000
250,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	255,625
375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	361,875
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,223,250
150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	167,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	$444,500
375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	450,937
300,000		MGM Resorts International, 5.25%, 3/31/2020	309,750
925,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	1,036,000
625,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	642,969
350,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	361,375
950,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	935,750
175,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	189,437
775,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	809,875
825,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	908,531
640,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	716,800
1,075,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,167,719
		TOTAL	11,768,456
		Health Care—10.4%
1,075,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,163,150
1,050,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	1,120,875
300,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	309,000
700,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	735,000
150,000		Catamaran Corp, 4.75%, 3/15/2021	152,438
1,150,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,216,125
75,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	81,938
275,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	301,125
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	695,500
878,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	941,106
350,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	358,750
2,125,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	2,348,125
800,000		HCA, Inc., 5.00%, 3/15/2024	803,500
100,000		HCA, Inc., 6.25%, 2/15/2021	107,300
675,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	729,000
825,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	850,781
650,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	672,750
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	533,188
1,050,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,202,250
550,000		Hologic, Inc., 6.25%, 8/1/2020	584,375
1,400,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	1,428,000
1,350,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,447,875
1,125,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,188,281
975,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,089,562
600,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	624,000
1,325,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	1,363,094
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,553,250
1,250,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,400,000
875,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	848,750
550,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	539,688
775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	864,125
950,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	1,021,250
1,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,566,000
1,850,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	2,090,500
225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	236,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	$741,000
		TOTAL	32,908,464
		Industrial - Other—3.6%
800,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	814,000
575,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	638,250
675,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	754,312
1,025,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,060,875
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 10/1/2022	688,500
1,150,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,244,875
650,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	698,750
250,000		Mastec, Inc., 4.875%, 3/15/2023	246,250
375,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	376,343
250,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	271,250
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	333,000
1,000,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,072,500
300,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	336,750
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	667,875
1,150,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,227,625
725,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	772,125
275,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	292,188
		TOTAL	11,495,468
		Lodging—0.5%
450,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	479,250
600,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	628,125
575,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	592,250
		TOTAL	1,699,625
		Media - Cable—2.1%
600,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	598,500
675,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	671,625
350,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	367,500
300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	290,250
250,000		Charter Communications Holdings II, 5.75%, 1/15/2024	248,750
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	241,313
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	602,937
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	109,750
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	609,500
300,000		DISH DBS Corporation, 5.125%, 5/1/2020	313,500
100,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	106,750
1,850,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,979,500
400,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	426,000
		TOTAL	6,565,875
		Media - Non-Cable—8.0%
475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	537,938
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	375,000
100,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	102,750
100,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	102,750
400,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	447,000
1,525,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,599,344
275,000		Clear Channel Worldwide, 6.50%, 11/15/2022	293,219

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	$161,625
625,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	678,125
1,250,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	1,342,187
1,375,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,564,062
850,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	909,500
1,000,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	1,025,000
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	952,875
250,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	262,188
775,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	824,406
825,000		Gray Television, Inc., 7.50%, 10/1/2020	899,250
675,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	712,969
775,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	824,406
775,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	809,875
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	484,313
675,000	[1,2]	Intelsat Jackson Holdings S.A., GTD Sr. Note, Series 144A, 5.50%, 8/1/2023	664,031
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	648,000
200,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	206,000
325,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	326,625
425,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	452,625
725,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	734,063
225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	226,687
600,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	629,250
775,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	825,375
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,231,937
150,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	147,000
1,050,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	992,250
800,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	844,000
1,125,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,200,937
950,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,049,750
		TOTAL	25,087,312
		Metals & Mining—0.3%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	102,250
750,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	808,125
		TOTAL	910,450
		Packaging & Containers—4.8%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,232,000
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	602,312
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	74,647
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	446,000
850,000		Ball Corp., 4.00%, 11/15/2023	799,000
500,000		Ball Corp., 5.00%, 3/15/2022	515,000
250,000		Berry Plastics Corp., 9.75%, 1/15/2021	291,563
500,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	529,375
100,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	102,750
275,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	285,313
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	373,187
775,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	825,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging & Containers—continued
$500,000		Crown Americas LLC, 4.50%, 1/15/2023	$480,000
200,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	217,500
675,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	776,250
650,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	715,000
1,525,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	1,671,781
625,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	671,875
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,571,500
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	212,500
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	309,750
1,250,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	1,315,625
1,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,156,250
		TOTAL	15,174,553
		Paper—0.3%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	107,000
350,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	338,625
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	214,750
325,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	327,031
		TOTAL	987,406
		Restaurants—1.0%
1,000,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,095,000
925,000		NPC International/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	1,061,437
1,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,037,813
		TOTAL	3,194,250
		Retailers—5.2%
1,200,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,234,500
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	931,812
675,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	636,188
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	235,973
375,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	319,219
875,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	916,563
1,550,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,615,875
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	312,750
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	663,281
800,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	859,000
300,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	304,125
1,200,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,242,000
275,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	303,531
700,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	777,000
1,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,199,992
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,239,125
1,325,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	1,376,344
875,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	978,906
100,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	106,250
725,000		Sally Hldgs. LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	797,500
300,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	315,000
		TOTAL	16,364,934
		Services—0.3%
475,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	509,438

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Services—continued
$425,000		Monitronics International, Inc., 9.125%, 4/1/2020	$456,875
		TOTAL	966,313
		Technology—13.0%
175,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	184,844
175,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	174,125
1,450,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,533,375
500,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	526,250
20,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	21,000
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,732,500
1,000,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	1,062,500
843,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	916,762
750,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	759,375
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,033,125
400,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	421,000
1,375,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,533,125
1,025,000		Emdeon, Inc., 11.00%, 12/31/2019	1,195,406
225,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	230,625
1,350,000		Epicor Software Corp., 8.625%, 5/1/2019	1,483,312
925,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	975,875
375,000		First Data Corp., Series WI, 11.25%, 1/15/2021	429,844
275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	299,750
3,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,594,312
325,000		Flextronics International Ltd., 4.625%, 2/15/2020	329,469
300,000		Flextronics International Ltd., 5.00%, 2/15/2023	303,750
400,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	466,000
775,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	824,406
1,050,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,032,937
250,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	262,188
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	974,719
1,150,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,178,750
750,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	814,688
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	498,375
850,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	988,125
1,000,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	1,131,250
1,050,000		Lender Processing Services, 5.75%, 4/15/2023	1,124,812
650,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	650,000
175,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	185,062
325,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	346,937
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	505,000
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	553,438
350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	353,500
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	240,750
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	210,500
1,100,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	1,100,000
225,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	226,688
1,600,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	1,588,000
1,450,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,555,125
50,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	53,438
1,050,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,115,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	$1,638,750
625,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	659,375
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,174,250
450,000		Verisign, Inc., 4.625%, 5/1/2023	434,250
400,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	433,000
		TOTAL	41,060,262
		Textile—0.2%
475,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	471,438
		Transportation—0.5%
1,025,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,101,875
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	457,406
150,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	160,688
		TOTAL	1,719,969
		Utility - Electric—1.2%
175,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	184,625
325,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	334,344
900,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	951,750
112,271	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	110,626
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	882,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	140,937
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	497,250
525,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	548,625
		TOTAL	3,650,157
		Utility - Natural Gas—3.6%
1,025,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,037,812
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	124,844
375,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	405,469
275,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	288,750
700,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	771,871
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	228,572
1,100,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,130,250
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	427,000
425,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	447,313
925,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	919,582
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	380,625
300,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	290,250
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	369,985
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	202,500
250,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	233,750
300,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	313,125
875,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	906,719
225,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	224,719
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	751,875
698,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	773,035
200,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	210,000
400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	420,000
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	346,125
		TOTAL	11,204,171

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—4.0%
$275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	$281,875
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	106,500
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	444,125
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	209,000
1,975,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,118,187
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	236,531
775,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	813,750
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	53,750
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,098,031
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	80,906
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	322,875
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	426,000
1,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,145,625
1,525,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,681,313
625,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	765,625
750,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	826,875
325,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	342,063
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	347,250
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	998,156
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	399,375
		TOTAL	12,697,812
		Wireline Communications—0.7%
425,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	462,719
300,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	331,125
150,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	158,625
600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	675,750
475,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	523,687
		TOTAL	2,151,906
		TOTAL CORPORATE BONDS (IDENTIFIED COST $288,660,397)	302,424,030
		COMMON STOCKS—0.1%
		Automotive—0.1%
10,207		General Motors Co.	351,325
		Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources, Canada, Ltd.	0
6,236	[1,3,5]	Lone Pine Resources, Inc.	15,216
50,000	[1,3,5]	Lone Pine Resources, Inc. – Escrow Shares	0
		TOTAL	15,216
		TOTAL COMMON STOCKS (IDENTIFIED COST $967,986)	366,541
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series G, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	595,612
		WARRANTS—0.0%
		Automotive—0.0%
467	[3]	General Motors Co., Warrants	8,131
467	[3]	General Motors Co., Warrants	11,600
		TOTAL WARRANTS (IDENTIFIED COST $7,175)	19,731

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—2.3%
$7,077,000	Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087. (AT COST)	$7,077,000
	TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $296,901,426)[7]	310,482,914
	OTHER ASSETS AND LIABILITIES - NET—1.6%[8]	5,130,800
	TOTAL NET ASSETS—100%	$315,613,714
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $119,358,815, which represented 37.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $119,232,973, which represented 37.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2014, is as follows:

Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$112,271	$110,626
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources, Canada, Ltd.	1/30/2014	$49,525	$0
Lone Pine Resources, Inc.	1/30/2014	$0	$15,216
Lone Pine Resources, Inc. – Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At March 31, 2014, the cost of investments for federal tax purposes was $297,325,926. The net unrealized appreciation of investments for federal tax purposes was $13,156,988. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,597,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,440,574.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$302,423,955	$75	$302,424,030
Equity Securities:
Common Stock
Domestic	351,325	—	15,216	366,541
International	—	—	0	0
Preferred Stock
Domestic	—	595,612	—	595,612
Warrants	19,731	—	—	19,731
Repurchase Agreement	—	7,077,000	—	7,077,000
TOTAL SECURITIES	$371,056	$310,096,567	$15,291	$310,482,914
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
14
Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.0%
		Consumer Discretionary—11.1%
2,063	[1]	Amazon.com, Inc.	$694,241
20,000	[1]	Committed Capital Acquisition Corp.	115,000
20,608	[1]	Five Below, Inc.	875,428
15,458	[1]	LKQ Corp.	407,318
18,000		Las Vegas Sands Corp.	1,454,040
19,295	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	745,752
8,507	[1]	Moncler SpA	145,441
533,200		NagaCorp Limited	555,438
685	[1]	Priceline.com, Inc.	816,445
12,670	[1]	RetailMeNot, Inc.	405,440
1,015,000		Samsonite International SA	3,140,592
7,600	[1]	Shutterfly, Inc.	324,368
18,396		Starbucks Corp.	1,349,898
9,500		Whirlpool Corp.	1,419,870
28,750	[1]	Yoox SpA	983,452
5,000		Yum! Brands, Inc.	376,950
		TOTAL	13,809,673
		Consumer Staples—1.6%
16,000	[1]	Darling International, Inc.	320,320
8,900	[1]	Hain Celestial Group, Inc.	814,083
23,500	[1]	Sprouts Farmers Market, Inc.	846,705
		TOTAL	1,981,108
		Energy—3.9%
10,400	[1]	Antero Resources Corp.	651,040
4,400		Core Laboratories NV	873,136
45,149		Frank's International NV	1,118,792
31,700		Halliburton Co.	1,866,813
5,000		National-Oilwell, Inc.	389,350
		TOTAL	4,899,131
		Financials—9.1%
72,600		American International Group, Inc.	3,630,726
13,115		Artisan Partners Asset Management, Inc.	842,639
5,200		BlackRock, Inc.	1,635,296
44,994		CETIP SA-Mercados Organizado	542,545
55,200		EverBank Financial Corp.	1,089,096
34,700		J.P. Morgan Chase & Co.	2,106,637
7,877	[1]	Santander Consumer USA Holdings, Inc.	189,678
26,100		Wells Fargo & Co.	1,298,214
		TOTAL	11,334,831
		Health Care—31.0%
62,600	[1]	Alkermes, Inc.	2,760,034
4,900		Allergan, Inc.	608,090
75,000	[1,2]	BioDelivery Sciences International, Inc.	633,000
5,900	[1]	Biogen Idec, Inc.	1,804,633
198,000	[1,2]	Corcept Therapeutics, Inc.	863,280
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
41,900	[1]	Cubist Pharmaceuticals, Inc.	$3,064,985
72,839	[1,2]	Dexcom, Inc.	3,012,621
301,400	[1,2]	Dyax Corp.	2,706,572
16,144	[1,2]	Egalet Corp.	225,855
64,900	[1,2]	ExamWorks Group, Inc.	2,272,149
34,000	[1]	Express Scripts Holding Co.	2,553,060
5,600	[1]	GW Pharmaceuticals PLC, ADR	332,472
11,568	[1]	Galapagos NV	254,986
17,245	[1]	Gilead Sciences, Inc.	1,221,981
3,800	[1]	Illumina, Inc.	564,908
32,800	[1]	Insulet Corp.	1,555,376
22,031	[1]	InterMune, Inc.	737,378
2,535	[1]	Medidata Solutions, Inc.	137,752
104,000	[1,2]	Nektar Therapeutics	1,260,480
27,300	[1]	NuVasive, Inc.	1,048,593
2,074	[1]	Pharmacyclics, Inc.	207,856
30,500	[1,2]	Premier, Inc.	1,004,975
189,300	[1,2]	Progenics Pharmaceuticals, Inc.	774,237
156,400	[1,2,3]	Protalix Biotherapeutics, Inc.	716,312
7,100	[1]	Puma Biotechnology, Inc.	739,394
10,700	[1]	Repligen Corp.	137,602
25,100	[1]	Salix Pharmaceuticals Ltd.	2,600,611
14,400	[1]	Seattle Genetics, Inc.	656,064
14,200		Shire Ltd.	697,186
10,900		Thermo Fisher Scientific, Inc.	1,310,616
39,000	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	185,640
27,300	[1,3]	Veeva Systems, Inc.	728,910
406,700	[1,2]	Zogenix, Inc.	1,157,061
		TOTAL	38,534,669
		Industrials—13.9%
28,200		Air Lease Corp.	1,051,578
22,795		Chicago Bridge & Iron Co., NV	1,986,584
11,600	[1]	Colfax Corp.	827,428
7,200		Danaher Corp.	540,000
29,400		Expeditors International Washington, Inc.	1,165,122
18,973		Flowserve Corp.	1,486,345
22,400		Fortune Brands Home & Security, Inc.	942,592
54,600	[4,5]	Frontline 2012 Ltd.	436,778
1,266	[2]	Global Brass & Copper Holdings, Inc.	19,965
3,400	[1]	ISS A/S	114,183
14,500		ITT Corp.	620,020
13,100		KAR Auction Services, Inc.	397,585
134,100		Louis XIII Holdings Ltd.	146,090
7,200		MSC Industrial Direct Co.	622,944
3,600		Precision Castparts Corp.	909,936
62,100	[1,2]	RPX Corp.	1,010,988
1,100		Roper Industries, Inc.	146,861
6,300		Safran SA	436,476
21,100	[1]	Spirit Airlines, Inc.	1,253,340
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
4,200	[1]	Teledyne Technologies, Inc.	$408,786
20,310	[1]	Verisk Analytics, Inc.	1,217,788
19,900		Wabtec Corp.	1,542,250
		TOTAL	17,283,639
		Information Technology—15.4%
31,100		Amadeus IT Holding SA	1,291,774
15,100		Avago Technologies Ltd.	972,591
1,821	[1]	Baidu.com, Inc., ADR	277,484
10,276	[1]	ChannelAdvisor Corp.	387,816
7,500	[1]	Check Point Software Technologies Ltd.	507,225
2,800	[1]	Cornerstone OnDemand, Inc.	134,036
6,600	[1]	CoStar Group, Inc.	1,232,484
10,890	[1]	Cvent, Inc.	393,674
6,817	[1]	Demandware, Inc.	436,697
10,319	[1]	eBay, Inc.	570,022
14,497	[1]	Finisar Corp.	384,315
4,240	[1]	Fireeye, Inc.	261,057
17,200	[1]	Fleetmatics Group PLC	575,340
7,200	[1]	Guidewire Software, Inc.	353,160
1,000	[1]	IPG Photonics Corp.	71,080
1,762	[1]	LinkedIn Corp.	325,864
37,900	[1]	Microsemi Corp.	948,637
38,000	[1]	Moneygram International, Inc.	670,700
28,420	[1]	NIC, Inc.	548,790
31,900	[1]	NXP Semiconductors NV	1,876,039
2,100	[1]	NetSuite, Inc.	199,143
31,300	[1,2]	RADWARE Ltd.	553,384
11,800	[1]	Salesforce.com, Inc.	673,662
6,735	[1]	SciQuest, Inc.	181,946
15,400	[1]	ServiceNow, Inc.	922,768
4,000	[1]	Splunk, Inc.	285,960
43,500	[1,2,3]	Textura Corp.	1,096,635
16,000	[1]	Tyler Technologies, Inc.	1,338,880
30,200	[1]	Vantiv, Inc.	912,644
3,900	[1]	Workday, Inc.	356,577
5,300	[1]	Zillow, Inc.	466,930
		TOTAL	19,207,314
		Materials—8.0%
7,131		Eagle Materials, Inc.	632,234
25,654		LyondellBasell Industries NV	2,281,667
13,700		Martin Marietta Materials	1,758,395
7,742		Noranda Aluminum, Inc.	31,820
6,300		Potash Corp. of Saskatchewan, Inc.	228,186
10,187		Rockwood Holdings, Inc.	757,913
6,000		Sherwin-Williams Co.	1,182,780
41,795	[2]	US Silica Holdings, Inc.	1,595,315
21,800		Westlake Chemical Corp.	1,442,724
		TOTAL	9,911,034
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Services—0.3%
5,750		Crown Castle International Corp.	$424,235
		Utilities—0.7%
22,664		ITC Holdings Corp.	846,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,297,943)	118,232,134
		WARRANTS—0.3%
		Health Care—0.3%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	1,302
17,387	[1,2]	Corcept Therapeutics, Inc., Warrants	32,782
71,998	[1]	Dynavax Technologies Corp., Warrants	58,210
32,007	[1,2]	Threshold Pharmaceuticals, Inc., Warrants	87,222
128,250	[1,2]	Zogenix, Inc., Warrants	256,577
		TOTAL WARRANTS (IDENTIFIED COST $15,803)	436,093
		CORPORATE BONDS—0.5%
		Health Care—0.5%
$255,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	462,889
95,000	[2,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	100,501
		TOTAL	563,390
		Information Technology—0.0%
43,000	[4,5]	YY, Inc., Conv. Bond, Series 144A, 2.25%, 4/1/2019	41,639
		TOTAL CORPORATE BONDS (IDENTIFIED COST $393,000)	605,029
		U.S. TREASURY—0.1%
		U.S. Treasury Bill—0.1%
103,000	[6,7]	United States Treasury Bill, 0.071%—0.467%, 5/8/2014 (IDENTIFIED COST $102,995)	102,997
		REPURCHASE AGREEMENTS—5.3%
4,543,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087.	4,543,000
2,089,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087 (purchased with proceeds from securities lending collateral).	2,089,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	6,632,000
		TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $79,441,741)[8]	126,008,253
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[9]	(1,552,538)
		TOTAL NET ASSETS—100%	$124,455,715
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Short Futures	12	$1,118,760	June 2014	$(14,949)
The average notional value of short futures contracts held by the Fund throughout the period was $1,100,985. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated company.
4

Transactions involving affiliated companies during the period ended March 31, 2014, were as follows:
Affiliates	Balance of Shares Held 10/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2014	Value	Dividend Income
BioDelivery Sciences International, Inc.	—	75,000	—	75,000	$633,000	$—
Corcept Therapeutics, Inc.	198,000	—	—	198,000	863,280	—
Corcept Therapeutics, Inc., Warrants	17,387	—	—	17,387	32,782	—
Dexcom, Inc.	102,457	—	(29,618)	72,839	3,012,621	—
Dyax Corp.	328,478	15,000	(42,078)	301,400	2,706,572	—
Egalet Corp.	—	16,144	—	16,144	225,855	—
ExamWorks Group, Inc.	64,900	—	—	64,900	2,272,149	—
Global Brass & Copper Holdings, Inc.	—	15,000	(13,734)	1,266	19,965	563
Nektar Therapeutics	91,770	12,230	—	104,000	1,260,480	—
Premier, Inc.	29,192	1,308	—	30,500	1,004,975	—
Progenics Pharmaceuticals, Inc.	173,000	16,300	—	189,300	774,237	—
Protalix Biotherapeutics, Inc.	156,000	400	—	156,400	716,312	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	95,000	—	—	95,000	100,501	—
RADWARE Ltd.	31,300	—	—	31,300	553,384	—
RPX Corp.	62,100	—	—	62,100	1,010,988	—
Textura Corp.	40,300	3,200	—	43,500	1,096,635	—
Threshold Pharmaceuticals, Inc., Class THL	39,000	—	—	39,000	185,640	—
Threshold Pharmaceuticals, Inc., Warrants	32,007	—	—	32,007	87,222	—
US Silica Holdings, Inc.	52,800	—	(11,005)	41,795	1,595,315	5,224
Zogenix, Inc.	417,213	26,939	(37,452)	406,700	1,157,061	—
Zogenix, Inc., Warrants	128,250	—	—	128,250	256,577	—
TOTAL OF AFFILIATED COMPANIES	2,059,154	181,521	(133,887)	2,106,788	$19,565,551	$5,787
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2014 securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$1,985,904	$2,089,000
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $578,918, which represented 0.5% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $578,918, which represented 0.5% of total net assets.
6	Discount rate at time of purchase.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	At March 31, 2014, the cost of investments for federal tax purposes was $79,441,741. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $46,566,512. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,603,090 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,036,578.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
5

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$94,398,507[1]	$—	$—	$94,398,507
International	23,396,849[2]	436,778	—	23,833,627
Warrants	—	436,093	—	436,093
Debt Securities:
Corporate Bonds	—	605,029	—	605,029
U.S. Treasury	—	102,997	—	102,997
Repurchase Agreements	—	6,632,000	—	6,632,000
TOTAL SECURITIES	$117,795,356	$8,212,897	$—	$126,008,253
OTHER FINANCIAL INSTRUMENTS[3]	$(14,949)	$—	$—	$(14,949)
1	Includes $111,400 of a common stock security transferred from Level 3 to Level 1 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Includes $2,785,378 of a common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represents the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated Prime Money Fund II
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.4%
		Finance - Equipment—0.4%
$569,422	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	$569,422
		CERTIFICATES OF DEPOSIT—31.7%
		Finance - Banking—31.7%
2,000,000		BNP Paribas SA, 0.210%, 5/12/2014	2,000,000
3,000,000	[3]	Bank of Montreal, 0.227%, 4/7/2014	3,000,000
2,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	2,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.210%, 4/28/2014 - 7/28/2014	5,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.295%, 4/24/2014	2,000,000
3,000,000		Credit Agricole Corporate and Investment Bank, 0.220%, 4/22/2014	3,000,000
3,000,000		Credit Suisse, Zurich, 0.230%, 5/16/2014	3,000,000
4,000,000		Credit Suisse, Zurich, 0.230%, 7/18/2014	4,000,000
4,000,000		Deutsche Bank AG, 0.230%, 5/29/2014	4,000,000
700,000		Deutsche Bank AG, 0.230%, 6/27/2014	700,000
1,000,000		Deutsche Bank AG, 0.240%, 6/26/2014	1,000,000
2,000,000		Natixis, 0.240%, 6/4/2014	2,000,000
900,000	[3]	Natixis, 0.245%, 4/10/2014	900,000
2,000,000		Royal Bank of Canada, Montreal, 0.234%, 4/28/2014	2,000,000
3,000,000		Societe Generale, Paris, 0.210%, 6/13/2014	3,000,000
3,000,000		Standard Chartered Bank PLC, 0.170%, 5/16/2014	3,000,000
3,000,000		Standard Chartered Bank PLC, 0.200%, 5/14/2014	2,999,284
4,800,000		Sumitomo Mitsui Banking Corp., 0.220%, 5/23/2014 - 7/1/2014	4,800,000
2,000,000		Toronto Dominion Bank, 0.320%, 7/10/2014	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	50,399,284
		COLLATERALIZED LOAN AGREEMENTS—18.3%
		Finance - Banking—18.3%
3,000,000		BNP Paribas Securities Corp., 0.426% - 0.446%, 4/15/2014 - 5/5/2014	3,000,000
5,000,000		Citigroup Global Markets, Inc., 0.548%, 4/1/2014	5,000,000
3,000,000		J.P. Morgan Securities LLC, 0.324%, 4/2/2014	3,000,000
2,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 4/16/2014	2,000,000
7,000,000		Mizuho Securities USA, Inc., 0.456% - 1.156%, 4/11/2014 - 6/12/2014	7,000,000
5,000,000		Pershing LLC, 0.345%, 4/1/2014	5,000,000
4,000,000		Wells Fargo Securities, LLC, 0.355%, 4/21/2014	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	29,000,000
		COMMERCIAL PAPER—32.1%[4]
		Consumer Products—2.3%
600,000		Clorox Co., 0.260%, 4/28/2014	599,883
3,000,000		Unilever N.V., 0.260%, 9/3/2014	2,996,646
		TOTAL	3,596,529
		Containers & Packaging—0.2%
345,000	[1,2]	Bemis Co., Inc., 0.220%, 4/17/2014	344,966
		Finance - Banking—18.2%
7,000,000		Barclays US Funding Corp., 0.200%, 6/6/2014 - 6/25/2014	6,997,222
5,700,000		ING (U.S.) Funding LLC, 0.205%, 6/5/2014 - 7/3/2014	5,697,093
1,800,000	[1,2]	J.P. Morgan Securities LLC, 0.280% - 0.300%, 4/23/2014 - 7/16/2014	1,799,029
1,500,000	[1,2]	LMA-Americas LLC, 0.240%, 4/11/2014	1,499,900
1,000,000	[1,2]	Matchpoint Master Trust, 0.220%, 6/16/2014	999,536
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$7,000,000	[1,2]	Nationwide Building Society, 0.210% - 0.220%, 4/14/2014 - 5/13/2014	$6,999,113
2,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 6/26/2014	1,998,853
3,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.220%, 4/1/2014	3,000,000
		TOTAL	28,990,746
		Finance - Commercial—3.5%
4,500,000	[1,2]	Atlantic Asset Securitization LLC, 0.220%, 4/4/2014 - 4/23/2014	4,499,859
1,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220%, 6/20/2014	999,511
		TOTAL	5,499,370
		Finance - Retail—5.7%
2,000,000	[1,2]	Chariot Funding LLC, 0.301%, 4/3/2014	1,999,967
7,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281% - 0.301%, 4/11/2014 - 11/19/2014	6,990,432
		TOTAL	8,990,399
		Sovereign—1.2%
2,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/20/2014	1,998,956
		Telecommunications—0.5%
769,000	[1,2]	NBCUniversal Enterprise, Inc., 0.240%, 4/17/2014 - 4/25/2014	768,898
		Utility Gas—0.5%
775,000	[1,2]	Northeast Utilities, 0.210%, 4/3/2014	774,991
		TOTAL COMMERCIAL PAPER	50,964,855
		CORPORATE BONDS—3.0%
		Finance - Commercial—2.4%
3,789,000		General Electric Capital Corp., 5.900%, 5/13/2014	3,813,431
		Insurance—0.6%
1,000,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	1,012,776
		TOTAL CORPORATE BONDS	4,826,207
		NOTES - VARIABLE—5.5%[3]
		Aerospace/Auto—2.5%
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.239%, 4/8/2014	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	2,000,000
		TOTAL	4,000,000
		Finance - Banking—2.2%
3,300,000		Connecticut HEFA, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.150%, 4/3/2014	3,300,000
210,000		Lancaster, PA IDA, Snavely's Mill, Inc., Series 2003—B, (Fulton Bank, N.A. LOC), 1.200%, 4/3/2014	210,000
		TOTAL	3,510,000
		Metals—0.5%
750,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.330%, 4/2/2014	750,000
		Municipal—0.3%
500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 4/2/2014	500,000
		TOTAL NOTES—VARIABLE	8,760,000
		REPURCHASE AGREEMENTS—8.3%
7,139,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 3/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2024 and the market value of those underlying securities was $4,080,005,691.	7,139,000
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$6,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 3/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,004,444 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2047 and the market value of those underlying securities was $2,046,904,434.	$6,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	13,139,000
	TOTAL INVESTMENTS—99.3% (AT AMORTIZED COST)[5]	157,658,768
	OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	1,176,692
	TOTAL NET ASSETS—100%	$158,835,460
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $36,256,209, which represented 22.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $36,256,209, which represented 22.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
3
Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—95.1%
		Basic Industry - Chemicals—1.8%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	$338,493
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	654,414
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	426,211
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	884,887
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,468,790
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,017,901
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	129,705
		TOTAL	4,920,401
		Basic Industry - Metals & Mining—5.7%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,056,244
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	920,915
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	762,276
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	103,158
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	549,889
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	934,037
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	829,875
660,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	703,725
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	320,250
80,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	80,600
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	904,248
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	231,192
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	896,123
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,050,600
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	609,000
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	294,372
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	406,181
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,203,733
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	511,824
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,499,994
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,530,529
		TOTAL	15,398,765
		Basic Industry - Paper—0.8%
440,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	413,864
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	484,252
200,000		Westvaco Corp., 7.65%, 3/15/2027	223,746
900,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	996,111
		TOTAL	2,117,973
		Capital Goods - Aerospace & Defense—0.8%
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,687,808
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	317,897
		TOTAL	2,005,705
		Capital Goods - Building Materials—0.7%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	719,200
1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,186,316
		TOTAL	1,905,516
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.4%
$1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$1,100,167
		Capital Goods - Diversified Manufacturing—1.6%
450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	438,452
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	372,632
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,121,415
1,190,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,280,339
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	821,275
295,000		Textron Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	301,126
		TOTAL	4,335,239
		Capital Goods - Packaging—0.8%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	470,058
640,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	644,784
300,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	321,847
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	728,345
		TOTAL	2,165,034
		Communications - Media & Cable—2.0%
270,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	254,140
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,173,783
2,000,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	2,187,712
600,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	627,816
800,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	1,047,880
		TOTAL	5,291,331
		Communications - Media Noncable—2.1%
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	204,002
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,389,409
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,696,581
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	587,178
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	591,995
390,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	362,053
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	888,545
		TOTAL	5,719,763
		Communications - Telecom Wireless—3.5%
780,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	746,264
600,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	615,710
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,079,627
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,652,119
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	772,223
1,620,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,657,835
		TOTAL	9,523,778
		Communications - Telecom Wirelines—2.2%
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,086,250
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,189,112
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	749,269
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	304,439
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	610,896
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,902,490
		TOTAL	5,842,456
		Consumer Cyclical - Automotive—4.6%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,355,726
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	697,841
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$1,300,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	$1,261,976
1,650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,665,809
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	883,677
950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	980,851
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	474,945
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	918,292
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	533,680
1,600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,663,957
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	784,345
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,030,540
		TOTAL	12,251,639
		Consumer Cyclical - Entertainment—1.6%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,080,430
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,138,760
250,000		Viacom, Inc., 2.50%, 9/1/2018	253,135
740,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	739,812
		TOTAL	4,212,137
		Consumer Cyclical - Lodging—0.8%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	480,375
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	260,794
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,274,586
		TOTAL	2,015,755
		Consumer Cyclical - Retailers—0.5%
800,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	821,149
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	396,842
		TOTAL	1,217,991
		Consumer Cyclical - Services—0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	307,520
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	388,009
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	428,892
		TOTAL	1,124,421
		Consumer Non-Cyclical - Food/Beverage—2.9%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	982,864
1,410,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,349,395
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	680,328
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,913,913
1,610,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,656,658
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	823,320
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	496,379
		TOTAL	7,902,857
		Consumer Non-Cyclical - Health Care—0.3%
270,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	268,692
650,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	637,036
		TOTAL	905,728
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	310,665
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	758,048
		Consumer Non-Cyclical - Tobacco—0.3%
400,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	401,626
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	$414,409
		TOTAL	816,035
		Energy - Independent—1.0%
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	234,433
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,100,000
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	878,000
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	20,800
175,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	181,125
140,764	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	143,078
		TOTAL	2,557,436
		Energy - Integrated—2.7%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,031,600
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	599,376
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	596,245
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	770,929
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,447,474
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	894,702
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,016,425
965,000		Phillips 66, Sr. Unsecd. Note, 4.30%, 4/1/2022	1,022,050
		TOTAL	7,378,801
		Energy - Oil Field Services—1.1%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	299,387
1,100,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	1,146,976
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	480,982
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,127,639
		TOTAL	3,054,984
		Energy - Refining—0.5%
215,000		Valero Energy Corp., 7.50%, 4/15/2032	275,935
240,000		Valero Energy Corp., 9.375%, 3/15/2019	312,720
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	766,665
		TOTAL	1,355,320
		Financial Institution - Banking—17.2%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,261,774
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	500,451
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,656,643
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	934,967
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	999,267
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	592,129
3,000,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	3,195,000
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	615,929
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,817,777
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	691,769
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	159,213
735,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	949,159
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	536,189
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,111,237
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,104,993
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	3,455,727
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,826,918
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	593,536
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	$251,019
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,079,995
2,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,897,152
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,546,945
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	655,353
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	565,198
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,112,735
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,345,823
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	991,868
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,280,990
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	443,174
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.893%, 3/29/2049	1,395,000
910,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	900,530
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,448,577
250,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	255,065
1,320,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	1,513,046
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,307,572
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,267,162
		TOTAL	46,259,882
		Financial Institution - Brokerage—2.9%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	541,986
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	180,574
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	369,338
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	111,055
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	387,198
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	904,034
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	420,354
2,835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	3,315,365
240,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	263,814
690,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	703,800
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	95,420
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	210,038
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	304,090
		TOTAL	7,807,066
		Financial Institution - Finance Noncaptive—5.9%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,554,779
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	582,779
1,487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	1,462,524
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,654,126
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,650,181
3,900,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	3,824,133
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	417,500
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,519,291
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.46%, 12/21/2065	1,045,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,077,500
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,066,307
		TOTAL	15,854,120
		Financial Institution - Insurance - Life—5.9%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,003,366
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	755,519
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	$2,303,753
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	818,709
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,193,543
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	645,550
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	304,438
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,937,512
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,562,814
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	462,615
1,270,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,214,124
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	302,662
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,137,166
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	883,785
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	281,116
		TOTAL	15,806,672
		Financial Institution - Insurance - P&C—2.2%
330,000		CNA Financial Corp., 6.50%, 8/15/2016	370,675
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	761,335
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	781,886
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,295,923
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,488,554
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,139,250
		TOTAL	5,837,623
		Financial Institution - REITs—5.0%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	465,799
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	675,696
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,386,593
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	993,634
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,828,046
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,102,167
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	477,098
810,000		Liberty Property LP, 6.625%, 10/1/2017	930,555
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	522,793
163,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	192,794
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	743,318
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,773,585
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	503,630
340,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	339,372
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	812,363
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	318,318
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	450,779
		TOTAL	13,516,540
		Municipal Services—1.0%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	911,495
1,815,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,836,907
		TOTAL	2,748,402
		Sovereign—0.6%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	586,636
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	331,199
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	680,830
		TOTAL	1,598,665
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—4.3%
$420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$400,450
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	931,093
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	388,227
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	232,320
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,248,000
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	441,377
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	871,390
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,580,999
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,105,062
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	685,348
300,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.50%, 3/15/2024	304,375
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	182,885
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	283,237
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	196,622
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	719,380
500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	520,276
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	343,050
		TOTAL	11,434,091
		Transportation - Airlines—1.0%
171,474		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	190,336
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,535,239
		TOTAL	2,725,575
		Transportation - Railroads—0.2%
102,016		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	118,588
300,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	276,870
150,000		Union Pacific Corp., Sr. Unsecd. Note, 3.75%, 3/15/2024	151,967
		TOTAL	547,425
		Transportation - Services—1.8%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,953,106
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	583,313
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,189,906
625,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	659,105
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	425,907
		TOTAL	4,811,337
		Utility - Electric—4.7%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	840,904
1,306,307		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,418,224
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,282,069
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	558,828
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	526,318
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	240,625
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	254,195
896,333	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	965,716
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,121,708
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	365,076
190,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	197,373
235,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	235,406
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	441,909
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	254,778
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	837,670
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$81,304		Waterford 3 Funding Corp., 8.09%, 1/2/2017	$81,231
		TOTAL	12,622,030
		Utility - Natural Gas Distributor—0.7%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	311,377
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,564,634
		TOTAL	1,876,011
		Utility - Natural Gas Pipelines—2.2%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,037,060
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	589,231
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	463,394
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,760,126
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	501,044
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,224,159
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	395,276
		TOTAL	5,970,290
		TOTAL CORPORATE BONDS (IDENTIFIED COST $242,237,117)	255,603,674
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,883		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	2,159
		Federal National Mortgage Association—0.0%
196		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	227
		Government National Mortgage Association—0.1%
4,315		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	4,994
6,235		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	7,103
7,948		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	9,241
11,833		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	13,484
16,540		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	18,853
1,447		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	1,677
11,745		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	13,693
3,646		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	4,172
7,685		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	8,993
24,371		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	27,851
20,914		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	23,916
43,178		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	49,390
1,785		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,104
6,015		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,244
		TOTAL	192,715
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $169,918)	195,101
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	376,023
		COLLATERALIZED MORTGAGE OBLIGATION—0.6%
		Commercial Mortgage—0.6%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.550%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,584,089
		FOREIGN GOVERNMENTS/AGENCIES—0.7%
		Sovereign—0.7%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	234,000
8

Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	$1,021,500
500,000		Sweden, Government of, 10.25%, 11/1/2015	503,565
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,922)	1,759,065
		U.S. TREASURY—0.2%
		U.S. Treasury Note—0.2%
600,000		United States Treasury Note, 1.50%, 8/31/2018 (IDENTIFIED COST $601,604)	599,139
		REPURCHASE AGREEMENT—1.6%
4,350,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087. (AT COST)	4,350,000
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $250,879,881)[3]	264,467,091
		OTHER ASSETS AND LIABILITIES - NET—1.6%[4]	4,212,082
		TOTAL NET ASSETS—100%	$268,679,173
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 2-Year Short Futures	100	$21,956,250	June 2014	$24,775
5U.S. Treasury Note 5-Year Long Futures	528	$62,807,250	June 2014	$(306,438)
5U.S. Treasury Note 10-Year Short Futures	450	$55,575,000	June 2014	$195,862
5U.S. Treasury Long Bond Short Futures	275	$36,635,156	June 2014	$(518,392)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(604,193)
The average notional value of long and short futures contracts held by the Fund throughout the period was $63,195,000 and $97,195,188, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $54,674,404, which represented 20.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $53,312,858, which represented 19.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,080,430
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$281,116
3	At March 31, 2014, the cost of investments for federal tax purposes was $250,879,881. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $13,587,210. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,369,506 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,782,296.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
9

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amotized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a long-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedure described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
10

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$255,603,674	$—	$255,603,674
Mortgage-Backed Securities	—	195,101	—	195,101
Municipal Bond	—	376,023	—	376,023
Collateralized Mortgage Obligations	—	1,584,089	—	1,584,089
Foreign Governments/Agencies	—	1,759,065	—	1,759,065
U.S. Treasury	—	599,139	—	599,139
Repurchase Agreement	—	4,350,000	—	4,350,000
TOTAL SECURITIES	$—	$264,467,091	$—	$264,467,091
OTHER FINANCIAL INSTRUMENTS*	$(604,193)	$—	$—	$(604,193)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
11
Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—11.4%
		U.S. Treasury Bonds—1.3%
$2,000,000		3.750%, 8/15/2041	$2,083,477
370,000		7.500%, 11/15/2024	533,436
		TOTAL	2,616,913
		U.S. Treasury Notes—10.1%
5,000,000	[1]	0.250%, 1/31/2015	5,005,493
2,000,000		1.500%, 8/31/2018	1,997,129
3,500,000	[1]	2.000%, 2/15/2023	3,328,243
3,000,000	[2]	2.625%, 6/30/2014	3,019,034
5,500,000	[1]	3.125%, 5/15/2021	5,794,056
529,805		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	544,219
		TOTAL	19,688,174
		TOTAL U.S. TREASURY (IDENTIFIED COST $22,089,745)	22,305,087
		GOVERNMENT AGENCIES—3.3%
		Federal Farm Credit System—0.6%
1,000,000		5.750%, 12/7/2028	1,237,432
		Federal Home Loan Bank System—0.7%
1,100,000		7.125%, 2/15/2030	1,496,004
		Federal Home Loan Mortgage Corporation—0.9%
1,500,000		5.625%, 11/23/2035	1,602,630
72,000		6.750%, 9/15/2029	99,310
		TOTAL	1,701,940
		Tennessee Valley Authority Bonds—1.1%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,110,531
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,626,344)	6,545,907
		MORTGAGE-BACKED SECURITIES—52.9%
		Federal Home Loan Mortgage Corporation—21.4%
2,932,674		3.000%, 8/1/2043	2,830,374
8,412,179	[3]	3.500%, 4/1/2042 - 4/1/2044	8,462,388
6,649,369		4.000%, 12/1/2041 - 1/1/2042	6,907,293
8,442,831		4.500%, 6/1/2019 - 4/1/2041	8,998,573
4,726,867		5.000%, 7/1/2019 - 6/1/2040	5,127,214
5,665,354		5.500%, 12/1/2020 - 3/1/2040	6,243,807
1,816,788		6.000%, 4/1/2016 - 7/1/2037	2,013,943
271,149		6.500%, 6/1/2022 - 5/1/2031	303,403
783,103		7.000%, 12/1/2029 - 4/1/2032	911,394
84,513		7.500%, 9/1/2030 - 1/1/2031	100,010
10,813		8.500%, 5/1/2030	13,162
3,656		9.000%, 2/1/2025 - 5/1/2025	4,413
		TOTAL	41,915,974
		Federal National Mortgage Association—18.8%
11,053,510	[3]	4.000%, 2/1/2041 - 4/1/2044	11,497,897
9,481,079		4.500%, 12/1/2019 - 2/1/2042	10,127,979
8,310,671	[3]	5.000%, 7/1/2034 - 4/1/2044	9,066,101
1,895,059		5.500%, 11/1/2021 - 4/1/2036	2,090,072
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$2,958,123		6.000%, 5/1/2014 - 3/1/2038	$3,272,696
245,229		6.500%, 6/1/2029 - 11/1/2035	275,248
313,369		7.000%, 3/1/2015 - 4/1/2032	362,301
14,046		7.500%, 8/1/2028 - 2/1/2030	16,450
14,468		8.000%, 7/1/2030	17,377
		TOTAL	36,726,121
		Government Agency—1.4%
2,772,425	[4,5]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	2,695,319
		Government National Mortgage Association—11.3%
8,254,851		3.500%, 6/15/2042	8,440,585
6,918,125		4.500%, 6/20/2039 - 8/20/2040	7,479,952
1,049,433		5.000%, 7/15/2034	1,153,967
809,449		5.500%, 5/20/2035	899,975
2,938,640		6.000%, 4/15/2032 - 7/20/2038	3,305,565
726,519		6.500%, 12/15/2023 - 5/15/2032	833,248
30,327		7.500%, 10/15/2029 - 3/20/2030	35,926
3,054		8.000%, 4/15/2030	3,690
4,749		9.500%, 11/15/2016	4,944
		TOTAL	22,157,852
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $99,465,971)	103,495,266
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.7%
		Non-Agency Mortgage-Backed Securities—5.7%
1,091,812		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,096,974
1,142,015		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,063,933
463,310		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	405,101
1,183,937	[4,5]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,165,403
2,443,167	[4,5]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,291,100
391,872		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	386,772
60,709		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	59,440
231,936		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	234,550
630,231		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	635,987
832,495		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	830,214
1,440,000	[4,5]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,459,584
1,645,274		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,455,214
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,549,136)	11,084,272
		COMMERCIAL MORTGAGE-BACKED SECURITIES—24.9%
		Agency Commercial Mortgage-Backed Securities—17.3%
2,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,047,467
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,145,381
2,731,141		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	2,882,294
3,928,913		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	3,924,372
2,782,633		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	2,839,462
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,182,995
2,500,000	[4,5]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,382,671
2,750,000	[4,5]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,740,166
4,000,000	[4,5]	FREMF Mortgage Trust 2013-K713, 3.165%, 4/25/2046	3,896,692
2,787,492		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	2,797,051
		TOTAL	33,838,551
2

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—7.6%
$2,499,553	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	$2,567,256
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,456,822
2,650,000	[4,5]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,771,764
2,287,148	[4,5]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,404,154
2,117,867	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,171,661
1,500,000	[4,5]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,563,372
		TOTAL	14,935,029
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,245,508)	48,773,580
		REPURCHASE AGREEMENTS—16.0%
10,721,000	[6,7]	Interest in $174,089,000 joint repurchase agreement 0.07%, dated 3/13/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $174,098,478 on 4/10/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $177,879,599.	10,721,000
6,495,000	[6,7]	Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087.	6,495,000
14,015,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087 (purchased with proceeds from securities lending collateral).	14,015,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	31,231,000
		TOTAL INVESTMENTS—114.2% (IDENTIFIED COST $218,207,704)[8]	223,435,112
		OTHER ASSETS AND LIABILITIES - NET—(14.2)%[9]	(27,748,914)
		TOTAL NET ASSETS—100%	$195,686,198
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10]United States Long Bond Short Futures	15	$1,998,281	June 2014	$(24,526)
[10]United States Treasury Notes 10-Year Short Futures	40	$4,940,000	June 2014	$22,098
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,428)
The average notional value of short futures contracts held by the Fund throughout the period was $5,667,305. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$13,652,329	$14,015,000
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $28,109,142, which represented 14.4% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $28,109,142, which represented 14.4% of total net assets.
3

6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
8	At March 31, 2014, the cost of investments for federal tax purposes was $218,207,704. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $5,227,408. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,770,324 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,542,916.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions, as well as loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury Obligations	$—	$22,305,087	$—	$22,305,087
Government Agencies	—	6,545,907	—	6,545,907
Mortgage-Backed Securities	—	103,495,266	—	103,495,266
Collateralized Mortgage Obligations	—	11,084,272	—	11,084,272
Commercial Mortgage-Backed Securities	—	48,773,580	—	48,773,580
Repurchase Agreements	—	31,231,000	—	31,231,000
TOTAL SECURITIES	$—	$223,435,112	$—	$223,435,112
OTHER FINANCIAL INSTRUMENTS*	$(2,428)	$—	$—	$(2,428)
* Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2014